GOODWILL (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill

Goodwill was comprised of the following:

	Years ended September 30
	2013			2014
	Online education service	Start-up training service	Total	Online education service	Start-up training service	Total
	US$	US$	US$	US$	US$	US$

Gross amount
Beginning balance	5,726	1,785	7,511	5,880	1,831	7,711
Exchange difference	154	46	200	(17)	(5)	(22)

Ending balance	5,880	1,831	7,711	5,863	1,826	7,689

Accumulated impairment loss	—	—	—	—	—	—

Goodwill, net	5,880	1,831	7,711	5,863	1,826	7,689